Offerings - Offering: 1	Jul. 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Amount Registered | shares	15,690,755
Proposed Maximum Offering Price per Unit	0.5475
Maximum Aggregate Offering Price	$ 8,590,688.36
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,186.37
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Estimated in accordance with Rule 457(c) solely for the purpose of calculating the registration fee. The Proposed Maximum Offering Price Per Unit and Maximum Aggregate Offering Price are based on the average of the high and low trading price of Class A Common Stock, as reported on Nasdaq on July 7, 2026.